Commitments and Contingencies - Additional Information - Logitel (Detail) $ in Thousands		1 Months Ended	3 Months Ended	6 Months Ended
	Aug. 11, 2014 USD ($) MaintenanceAndSafety	Aug. 31, 2014 USD ($) MaintenanceAndSafety	Jun. 30, 2015 USD ($)	Jun. 30, 2015 USD ($) MaintenanceAndSafety	Dec. 31, 2014 USD ($)
Loss Contingencies [Line Items]
Payments made towards commitments			$ 34,503	$ 34,503	$ 30,211
Logitel Offshore Holding [Member]
Loss Contingencies [Line Items]
Percentage of noncontrolling interest acquired	100.00%	100.00%
Number of units for maintenance safety | MaintenanceAndSafety	3	3
Expected cost of newbuildings	$ 580,000	$ 550,000
Payments made towards commitments			170,200	170,200
Purchase obligation due (remainder of 2015)			5,700	5,700
Purchase obligation due in 2016			188,100	188,100
Purchase obligation due in 2017			173,800	173,800
Purchase obligation due in 2018			$ 11,800	$ 11,800
Logitel Offshore Holding [Member] | UMS Segment [Member]
Loss Contingencies [Line Items]
Delivery option exercised period			120 days
Logitel Offshore Holding [Member] | Newbuildings [Member]
Loss Contingencies [Line Items]
Number of units for maintenance safety | MaintenanceAndSafety	2
Logitel Offshore Holding [Member] | Delivery in February 2015 [Member]
Loss Contingencies [Line Items]
Number of units for maintenance safety | MaintenanceAndSafety				1
Logitel Offshore Holding [Member] | Delivery in Third Quarter of 2016 and Second Quarter of 2017 [Member]
Loss Contingencies [Line Items]
Number of units for maintenance safety | MaintenanceAndSafety				2
Logitel Offshore Holding [Member] | Maximum [Member] | Newbuildings [Member] | UMS Segment [Member]
Loss Contingencies [Line Items]
Delivery option exercised period			1 year